Expense Example - NEW ALTERNATIVES FUND	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,487
Investor Shares
Expense Example:
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,465